Business acquisition, integration and reorganization costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Acquisition Costs	$ 263	$ 1,554
Integration Costs	2,096	2,189
Reorganization costs related to modifications to cost structure	4,377	4,582
Employee Compensation Costs	475	597
Increase (decrease) in contingent consideration asset (liability)	(3,827)	9,157
Business acquisition, integration and reorganization costs	3,384	18,079
Recoveries From Changes In Estimate, Cash
Disclosure of contingent liabilities in business combination [line items]
Increase (decrease) in contingent consideration asset (liability)	(2,962)	7,037
Recoveries From Changes In Estimate, Settled In Shares
Disclosure of contingent liabilities in business combination [line items]
Increase (decrease) in contingent consideration asset (liability)	$ (865)	$ 2,120